As filed with the Securities and Exchange Commission on January ___, 2004.
                                                    1933 Act File No. 333-109852
                                                      1940 Act File No. 811-1241


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933  [ ]

                         Pre-Effective Amendment No.      [ ]

                         Post-Effective Amendment No. 1   [X]


                            EATON VANCE GROWTH TRUST
                            ------------------------
               (Exact name of Registrant as Specified in Charter)

          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


Pursuant to Rule 485 Under the Securities Act of 1933, it is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

                             ----------------------

Title of Securities Being Registered: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-22019).

The   Prospectus/Information   Statements   and  the  Statements  of  Additional
Information were previously filed pursuant to Rule 497 on December 4, 2003, (Accession No. 0000940394-03-001246), and are incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganizations (Exhibit 4(a) and 4(b)) and the Opinions of Counsel on Tax Matters (Exhibit 12(a) and 12(b)) for the reorganization of Eaton Vance Large-Cap Growth Fund and Eaton Vance-Atlanta Capital Large-Cap Growth Fund and Eaton Vance Small-Cap Fund and Eaton Vance-Atlanta Capital Small-Cap Fund, each a series of the Registrant.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 82 to the Registration Statement under the Securities Act of 1933 (File No. 002-22019) and Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-1241) (Accession No. 0000940394-03-000592) filed with the Commission on July 31, 2003 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

(1)(a) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

   (b) Amendment to Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

   (c) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

   (d) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended effective January 1, 2004 filed as Exhibit (a)(5) to Post-Effective Amendment No. 85 to Registrant's N-1A filed December 23, 2003 and incorporated herein by reference.

(2)(a)         By-Laws filed as Exhibit (2)(a) to  Post-Effective  Amendment No.
               59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

   (b)         Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

   (c) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 79 to Registrant's N-1A filed December 23, 2002 and incorporated herein by reference.

(3)            Not applicable.

(4)(a) Agreement and Plan of Reorganization dated October 20, 2003 by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Large-Cap Growth Fund and Atlanta Capital Large-Cap Growth Fund filed herewith.

(4)(b) Agreement and Plan of Reorganization dated October 20, 2003 by and between Eaton Vance Growth Trust, on behalf of its series
               Eaton Vance Small-Cap Fund and Atlanta Capital Small-Cap Fund filed herewith.

(5)            Not applicable.

(6)(a) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

   (b) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

(7)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 to Registrant's N-1A filed December 20, 2001 and incorporated herein by reference.

   (b) Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed October 20, 2003 and incorporated herein by reference.

   (c)         Selling Group Agreement  between Eaton Vance  Distributors,  Inc.
               and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)(a) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

   (b)         Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 61 to Registrant's N-1A filed December 28, 1995 and incorporated herein by reference.

   (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-0000050)
               filed January 25, 1999 and incorporated herein by reference.

   (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference .

   (e) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)(a)(1) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

       (2) Amended Schedule A dated October 20, 2003 to Class A Service Plan filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed October 20, 2003 and incorporated herein by reference.

       (3) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

    (c)(1) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

    (d)(1) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

       (2) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective January 21, 1998 filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 86 to Registrant's N-1A filed December 23, 2003 and incorporated herein by reference.

    (e)(1) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 to Registrant's N-1A filed January 22, 2001 and incorporated herein by reference.

    (f)(1) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

       (2) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

    (g)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No.
               0000940394-03-00234) and incorporated herein by reference .

       (2) Schedule A effective October 20, 2003 to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 58 of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed November 19, 2003 (Accession No. 0000940394-03-001131) and incorporated herein by reference .

(11) Opinion and Consent of Counsel as to legality of securities being issued filed as Exhibit (11) to the Registrant's Registration Statement on Form N-14 (File Nos. 333-109852, 811-1241) filed October 21, 2003 (Accession No. 0000940394-03-001074) and
               incorporated herein by reference.

(12)(a) Tax Opinion of Kirkpatrick & Lockhart LLP on behalf of Eaton Vance Large-Cap Growth Fund filed herewith.

(12)(b) Tax Opinion of Kirkpatrick & Lockhart LLP on behalf of Eaton Vance Small-Cap Fund filed herewith.

(13)(a)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 to the Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

       (2) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

    (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 10, 2001 and incorporated herein by reference.

    (c)        Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to the Post-Effective Amendment No. 82 to the Registrant's N-1A filed July 31, 2003 and incorporated herein by reference.

    (d) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

(14)(a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Large-Cap Growth Fund filed as Exhibit (14)(a) to the Registrant's Registration
               Statement on Form N-14 filed October 21, 2003 and incorporated herein by reference.

    (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Small-Cap Fund as Exhibit
               (14)(b) to the Registrant's Registration Statement on Form N-14 filed October 21, 2003 and incorporated herein by reference.

    (c) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Large-Cap Growth Fund filed as Exhibit (14)(c) to the Registrant's Registration
               Statement on Form N-14 filed October 21, 2003 and incorporated herein by reference.

    (d) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Small-Cap Fund filed as Exhibit (14)(d) to the Registrant's Registration Statement on Form N-14 filed October 21, 2003 and incorporated herein by reference.

(15)           Not applicable.

(16) Power of Attorney for the Registrant dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 to the Registrant's N-1A filed July 9, 2003 and incorporated herein by reference.

(17) Rule 24f-2 Election of Registrant filed as Exhibit (17) to the Registrant's Registration Statement on Form N-14 filed October 21, 2003 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the ___ day of January, 2004.

                                                EATON VANCE GROWTH TRUST

                                                /s/ Thomas E. Faust Jr.
                                                ------------------------------
                                                Thomas E. Faust Jr., President

     Pursuant to the requirements of Section 6(a) of the Securities Act of 1933, this Registration Statement has been signed below by the Registrant's Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:


        SIGNATURES                       TITLE                       DATE
        ----------                       -----                       ----

/s/ Thomas E. Faust Jr.         President and Principal        January __, 2004
-----------------------------      Executive Officer
Thomas E. Faust Jr.                   and Trustee

/s/ James L. O'Connor             Treasurer and Principal      January __, 2004
-----------------------------    Financial and Accounting
James L. O'Connor                       Officer

Jessica M. Bibliowicz*                  Trustee                January __, 2004
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes                     Trustee                January __, 2004
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                   Trustee                January __, 2004
-----------------------------
Samuel L. Hayes, III

William H. Park*                        Trustee                January __, 2004
-----------------------------
William H. Park

Ronald A. Pearlman*                     Trustee                January __, 2004
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                       Trustee                January __, 2004
-----------------------------
Norton H. Reamer

Lynn A. Stout*                          Trustee                January __, 2004
-----------------------------
Lynn A. Stout

* By:  /s/ Alan R. Dynner
       ---------------------
       Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER                                DESCRIPTION
-------                               -----------

(4)(a) Agreement and Plan of Reorganization for Eaton Vance Large-Cap Growth Fund dated October 20, 2003

(4)(b) Agreement and Plan of Reorganization for Eaton Vance Small-Cap Fund dated October 20, 2003

(12)(a) Tax Opinion of Kirkpatrick & Lockhart LLP for Eaton Vance Large-Cap Growth Fund

(12)(b) Tax Opinion of Kirkpatrick & Lockhart LLP for Eaton Vance Small-Cap Growth Fund